Medium-term notes (Tables)	12 Months Ended
Dec. 31, 2017
Medium-term notes
Schedule of notes issued

USD’000
Principal amount	226,162
Transaction cost	(2,226)
Notes payable as at the date of issue	223,936

Summary of movement of the short-term and medium-term notes

USD’000
As at the date of issue	223,936
Interest charged during	4,625
Interest payable recognized	(4,225)
Foreign exchange gain	(9,834)
Balance at December 31, 2016	214,502
Interest charged during	8,185
Interest payable recognized	(7,450)
Foreign exchange gain	13,246
Balance at December 31, 2017	228,483